Share capital	12 Months Ended
Mar. 31, 2025
Disclosure of classes of share capital [abstract]
Share capital
16.
Share capital

Authorised share capital

There is no requirement under the UK Companies Act for the Company to have Authorised Capital.

Issued share capital

	Number of shares	Issued capital	Share premium
		(INR)	(INR)
As at April 1, 2022	399,177,640	4,808	154,051
Shares issued during the year	215,000	0	85
Shares bought back, held as treasury stock*	(26,354,973)	—	—
As at April 1, 2023	373,037,667	4,808	154,136
Shares issued during the year	280,940	0	17
Shares bought back, held as treasury stock*	(10,688,015)	(0)	—
As at March 31, 2024	362,630,592	4,808	154,153
Shares issued during the year	138,553	0	51
As at March 31, 2025 (INR)	362,769,145	4,808	154,204
As at March 31, 2025 (USD)	362,769,145	56	1,805

*Capital Reduction and Share Repurchase Program

On February 2, 2022, the Company’s Board of Directors approved the Company’s proposal to commence a share repurchase program of up to USD 250 worth of its Class A Ordinary Shares (the “Share Repurchase Program”) by way of open market purchases and the Company engaged Credit Suisse Securities (USA) LLC and Mizuho Securities USA LLC as its brokers (the Brokers) for the Share Repurchase Program.

During the year ended March 31, 2025, the Brokers purchased Nil Class A Ordinary Shares (par value USD 0.0001 each) from the open market for the purpose of the Share Repurchase Program for a consideration equivalent to INR Nil (March 31, 2024: 10,688,015 Class A Ordinary Shares for a consideration equivalent of INR 4,926; March 31, 2023: 26,354,973 Class A Ordinary Shares for a consideration equivalent of INR 13,499). All the foregoing shares (including the 1,655,300 which were held pending cancellation as of March 31, 2022) were repurchased into treasury by the Company. Consequently, the retained earnings account has been reduced by INR Nil during the current year (March 31, 2024: INR 4,926; March 31, 2023: INR 13,499).

As at March 31, 2025, 38,698,288 shares (March 31, 2024: 38,698,288) have been repurchased.

Terms / rights attached to equity shares of the Company

The Company has five classes of shares outstanding as follows:

Class of shares	Nominal value	Number of shares	Terms / rights
a) Class A shares	USD 0.0001	244,405,376

The holders of the Class A ordinary shares shall be entitled to receive distributions, in the form of dividends, return of capital on a winding up or any other means in proportion to the number of Class A ordinary shares held by them and pro rata with all other shares in the capital of the company which are entitled to distributions. Each holder of equity shares is entitled to one vote per share.

b) Class B shares	USD 0.0001	1

The holder of the Class B ordinary share shall be entitled to participate in distributions of the company, whether in the form of dividends, returns of capital on a winding up or any other means as per the terms of the articles of association (Articles), only during the period from the date on which the Company's Articles (as adopted on August 20, 2021) were adopted until the date that is three (3) years following the date of adoption.

Holder is entitled to a number of voting rights from time to time equal to the equivalent voting beneficial shares (as defined in the articles) held by the founder investors (and their affiliates) (as defined in the articles) as of the relevant time. The Class B ordinary share may not be transferred by the holder thereof to any person other than the founder’s affiliates (as defined in the articles).

			Class B shares are held by CEO of the Company.

			The Company may in its sole discretion redeem and cancel the Class B Share for par value at any time after the Founder Investors and their respective Affiliates cease to hold any RPL ordinary Shares.

Class of shares	Nominal value	Number of shares	Terms / rights
c) Class C shares	USD 0.0001	118,363,766

The holders of the Class C ordinary shares shall be entitled to receive distributions in the form of dividends, return of capital on a winding up or any other means in proportion to the number of Class C ordinary shares held by them and pro rata with all other shares (as defined in the articles) in the capital of the company which are entitled to distributions. This class of share does not carry voting rights. Each Class C ordinary share shall automatically be re-designated as one (1) Class A ordinary share in the hands of a transferee (other than where such transferee is an affiliate), however, a transferee may continue to hold Class C Ordinary Shares if the conditions of re-designation under the Articles of the Company are not met.

d) Class D shares	USD 0.0001	1

The holder of the Class D ordinary share shall be entitled to participate in distributions of the company, whether in the form of dividends, returns of capital on a winding up or any other means as per the terms of the Articles , only during the period from the date on which the Company's Articles (as adopted on August 20, 2021) were adopted until the date that is three (3) years following the date of adoption.

The holder is entitled to a number of voting rights from time to time equal to the equivalent voting beneficial shares (as defined in the articles) held by Canada Pension Plan Investment Board (and its affiliates) (as defined in the articles) as of the relevant time.

The Company shall redeem and cancel the Class D Share for nominal value as soon as reasonably practicable after the transfer to the Company of all of the RPL ordinary Shares held in exchange for Class A Shares pursuant to the terms defined in the Articles.

e) Deferred shares	USD 0.01	1

The holder of the deferred share shall not be entitled to participate in the profits of the Company, shall have no right to attend, speak or vote, either in person or by proxy, at any general meeting of the company or any meeting of a class of members of the company in respect of the deferred share (save where required by law) and shall not be entitled to receive any notice of the meeting.

On a return of capital of the company on a winding up or otherwise, the holder of the deferred share shall be entitled to receive out of the assets of the company available for distribution to its shareholders the sum of, in aggregate, $0.01 but shall not be entitled to any further participation in the assets of the Company.

Total shares		362,769,145